SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Mr. Jianqin Shu [Member]
Related Party Transaction [Line Items]
Relationship with the company		Shareholder of the Company
Amounts due from related parties			$ 108
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power	CEO and Board Chair of Elong Power
Amounts due from related parties	$ 69,797	$ 68,500
Mr. Haijun Weng [Member]
Related Party Transaction [Line Items]
Relationship with the company		Senior management of Huizhou Yipeng
Amounts due from related parties			141
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 69,797	$ 68,500	$ 249